                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended December 31, 2006

Total Return for the 6 Months Ended December 31, 2006

Class A	Class B	Class C	Class D	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
10.97%	10.53%	10.55%	11.10%	11.30%	10.92%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month reporting period, uncertainties about the condition of the U.S. economy gradually receded, which supported the strong performance of stocks. After a turbulent May and June, the markets began to stabilize in July on the expectation that the Federal Open Market Committee (the ‘‘Fed’’) would pause its increases to the target federal funds rate. The Fed did leave the rate unchanged for the remainder of 2006, given the slowdown in the housing market, rising interest rates and high energy prices. Although third quarter gross domestic product (GDP) growth was below expectations, investors appeared reasonably confident that the economy was moderating and not falling into a recession. Consumer spending and confidence, on the whole, did not flag any significant trouble, although by year end consumer debt levels were garnering greater attention. Warmer weather helped energy prices ease in the final months of 2006, and gasoline prices had also declined. The jobs market softened but was still in line with expectations, and inflation data reported at year-end did not cause much of a stir.

Performance Analysis

Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index for the six months ended December 31, 2006, assuming no deduction of applicable sales charges. The Fund’s Class A and D shares outperformed and Class B and Class C shares underperformed the Lipper Multi-Cap Core Funds Index for the period, assuming no deduction of applicable sales charges.

The consumer discretionary and financial sectors contributed most to the Fund’s performance during the six-month period. In the consumer discretionary sector, the automotive and components industry drove performance, and the group was also among the market’s top performing industry groups. In the financial sector, real estate investment trusts (REIT) advanced strongly during the period, turning in the best return among the market’s industry groups. Despite the initial signs of slowing in the housing market, generally high real estate values across the office properties and apartment subsectors remained supportive of REIT investment returns.

In contrast, the energy sector detracted from performance. Energy stocks did not fare well against a backdrop of declining oil prices in the second half of 2006. Although no other sector had a negative return during the period, the telecommunication services and industrials sectors added the least to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Realogy Corp.	0.2%
Goodyear Tire & Rubber Co. (The)	0.2
Caremark Rx, Inc.	0.2
Unisys Corp.	0.2
Harrah’s Entertainment, Inc.	0.2
Marriott International, Inc. (Class A)	0.2
CIT Group, Inc.	0.2
NCR Corp.	0.2
Avaya Inc.	0.2
Plum Creek Timber Co., Inc.	0.2

TOP FIVE INDUSTRIES
Electric Utilities	5.0%
Medical Specialties	3.2
Semiconductors	2.6
Major Banks	2.3
Real Estate Investment Trusts	2.2

Data as of December 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (‘‘S&P 500’’). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500’s value; however, these same 50 companies represent roughly 10 percent of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and
Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 12/01/87)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	VADAX		VADBX		VADCX		VADDX
1 Year	15.17%	[3]	14.29%	[3]	14.37%	[3]	15.45%	[3]
	9.12	[4]	9.29	[4]	13.37	[4]	—
5 Years	10.59	[3]	9.76	[3]	9.78	[3]	10.87	[3]
	9.41	[4]	9.48	[4]	9.78	[4]	—
10 Years	—		10.38	[3]	—		—
	—		10.38	[4]	—		—
Since Inception	9.35	[3]	12.44	[3]	8.55	[3]	9.61	[3]
	8.73	[4]	12.44	[4]	8.55	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s Equal Weight Index (S&P EWI) is the equal-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/06	12/31/06	07/01/06 – 12/31/06
Class A
Actual (10.97% return)	$1,000.00	$1,109.70	$3.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.98	$3.26
Class B
Actual (10.53% return)	$1,000.00	$1,105.30	$7.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$7.07
Class C
Actual (10.55% return)	$1,000.00	$1,105.50	$7.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$7.07
Class D
Actual (11.10% return)	$1,000.00	$1,111.00	$2.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.24	$1.99

*	Expenses are equal to the Fund’s annualized expense ratios of 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Advertising/Marketing Services (0.4%)
389,071	Interpublic Group of Companies, Inc. (The)*	$4,762,229
43,622	Omnicom Group, Inc.	4,560,244
		9,322,473
	Aerospace & Defense (1.6%)
50,918	Boeing Co.	4,523,555
60,576	General Dynamics Corp.	4,503,826
101,434	Goodrich Corp.	4,620,319
53,556	L-3 Communications Holdings, Inc.	4,379,810
50,761	Lockheed Martin Corp.	4,673,565
65,304	Northrop Grumman Corp.	4,421,081
87,700	Raytheon Co.	4,630,560
73,504	Rockwell Collins, Inc.	4,652,068
		36,404,784
	Agricultural Commodities/ Milling (0.2%)
134,260	Archer-Daniels-Midland Co.	4,290,950
	Air Freight/Couriers (0.3%)
38,559	FedEx Corp.	4,188,279
57,297	United Parcel Service, Inc. (Class B)	4,296,129
		8,484,408
	Airlines (0.2%)
276,463	Southwest Airlines Co.	4,235,413
	Aluminum (0.2%)
145,160	Alcoa, Inc.	4,356,252
	Apparel/Footwear (1.0%)
107,327	Coach, Inc.*	4,610,768
129,817	Jones Apparel Group, Inc.	4,339,782
105,296	Liz Claiborne, Inc.	4,576,164
48,082	Nike, Inc. (Class B)	4,761,560
56,027	V.F. Corp.	4,598,696
		22,886,970
	Apparel/Footwear Retail (0.8%)
226,497	Gap, Inc. (The)	4,416,692
151,668	Limited Brands, Inc.	4,389,272
91,815	Nordstrom, Inc.	$4,530,152
151,222	TJX Companies, Inc. (The)	4,312,851
		17,648,967
	Auto Parts: O.E.M. (0.4%)
59,136	Eaton Corp.	4,443,479
54,881	Johnson Controls, Inc.	4,715,376
		9,158,855
	Automotive Aftermarket (0.2%)
240,535	Goodyear Tire & Rubber Co. (The)*	5,048,830
	Beverages: Alcoholic (0.8%)
90,689	Anheuser-Busch Companies, Inc.	4,461,899
65,813	Brown-Forman Corp. (Class B)	4,359,453
155,284	Constellation Brands Inc. (Class A)*	4,506,342
59,691	Molson Coors Brewing Co. (Class B)	4,562,780
		17,890,474
	Beverages: Non-Alcoholic (0.8%)
93,313	Coca-Cola Co. (The)	4,502,352
216,938	Coca-Cola Enterprises Inc.	4,429,874
137,668	Pepsi Bottling Group, Inc. (The)	4,255,318
69,874	PepsiCo, Inc.	4,370,619
		17,558,163
	Biotechnology (1.3%)
62,560	Amgen Inc.*	4,273,474
89,920	Biogen Idec Inc.*	4,423,165
75,081	Celgene Corp.*	4,319,410
69,301	Genzyme Corp.*	4,267,556
68,119	Gilead Sciences, Inc.*	4,422,967
138,466	MedImmune, Inc.*	4,482,144
64,178	Millipore Corp.*	4,274,255
		30,462,971
	Broadcasting (0.4%)
130,092	Clear Channel Communications, Inc.	4,623,470
124,342	Univision Communications, Inc. (Class A)*	4,404,194
		9,027,664

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Building Products (0.4%)
97,212	American Standard Companies, Inc.	$4,457,170
150,034	Masco Corp.	4,481,516
		8,938,686
	Cable/Satellite TV (0.4%)
107,527	Comcast Corp. (Class A)*	4,551,618
177,800	DIRECTV Group, Inc. (The)*	4,434,332
		8,985,950
	Casino/Gaming (0.4%)
58,092	Harrah’s Entertainment, Inc.	4,805,370
102,583	International Game Technology	4,739,335
		9,544,705
	Chemicals: Agricultural (0.2%)
90,661	Monsanto Co.	4,762,422
	Chemicals: Major Diversified (1.0%)
109,469	Dow Chemical Co. (The)	4,372,192
94,734	Du Pont (E.I.) de Nemours & Co.	4,614,493
76,974	Eastman Chemical Co.	4,565,328
244,483	Hercules Inc.*	4,720,967
88,967	Rohm & Haas Co.	4,547,993
		22,820,973
	Chemicals: Specialty (0.8%)
63,090	Air Products & Chemicals, Inc.	4,433,965
65,299	Ashland Inc.	4,517,385
72,666	Praxair, Inc.	4,311,274
56,929	Sigma-Aldrich Corp.	4,424,522
		17,687,146
	Coal (0.3%)
131,388	CONSOL Energy, Inc.	4,221,496
100,205	Peabody Energy Corp.*	4,049,284
		8,270,780
	Commercial Printing/Forms (0.2%)
129,040	Donnelley (R.R.) & Sons Co.	4,586,082
	Computer Communications (0.8%)
341,589	Avaya Inc.*	4,775,414
167,572	Cisco Systems, Inc.*	4,579,743
233,246	Juniper Networks, Inc.*	$4,417,679
210,304	QLogic Corp.*	4,609,864
		18,382,700
	Computer Peripherals (0.6%)
343,111	EMC Corp.*	4,529,065
63,850	Lexmark International, Inc. (Class A)*	4,673,820
112,641	Network Appliance, Inc.*	4,424,538
42,000	Seagate Technology Inc. (Escrow) (a)	0
		13,627,423
	Computer Processing Hardware (1.0%)
52,648	Apple Computer, Inc.*	4,466,656
174,078	Dell Inc.*	4,367,617
115,630	Hewlett-Packard Co.	4,762,800
111,958	NCR Corp.*	4,787,324
797,946	Sun Microsystems, Inc.*	4,324,867
		22,709,264
	Construction Materials (0.2%)
50,862	Vulcan Materials Co.	4,570,968
	Containers/Packaging (1.0%)
102,685	Ball Corp.	4,477,066
130,156	Bemis Company, Inc.	4,422,701
128,858	Pactiv Corp.*	4,598,942
73,178	Sealed Air Corp.	4,750,716
99,076	Temple-Inland Inc.	4,560,468
		22,809,893
	Contract Drilling (0.7%)
135,840	Nabors Industries, Ltd. (Bermuda)*	4,045,315
57,327	Noble Corp. (Cayman Islands)	4,365,451
123,914	Rowan Companies, Inc.	4,113,945
55,335	Transocean Inc. (Cayman Islands)*	4,476,048
		17,000,759
	Data Processing Services (1.7%)
89,489	Affiliated Computer Services, Inc. (Class A)*	4,370,643
88,698	Automatic Data Processing, Inc.	4,368,376
84,280	Computer Sciences Corp.*	4,498,024

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
191,709	Convergys Corp.*	$4,558,840
107,540	Fidelity National Information Services, Inc.	4,311,279
177,998	First Data Corp.	4,542,509
87,319	Fiserv, Inc.*	4,577,262
113,304	Paychex, Inc.	4,480,040
191,083	Western Union Co.	4,284,081
		39,991,054
	Department Stores (0.8%)
129,380	Dillard’s, Inc. (Class A)	4,524,419
113,134	Federated Department Stores, Inc.	4,313,799
63,024	Kohl’s Corp.*	4,312,732
58,070	Penney (J.C.) Co., Inc.	4,492,295
		17,643,245
	Discount Stores (1.3%)
192,589	Big Lots, Inc.*	4,414,140
81,962	Costco Wholesale Corp.	4,333,331
283,174	Dollar General Corp.	4,547,774
151,639	Family Dollar Stores, Inc.	4,447,572
26,377	Sears Holdings Corp.*	4,429,490
78,545	Target Corp.	4,480,992
94,575	Wal-Mart Stores, Inc.	4,367,474
		31,020,773
	Drugstore Chains (0.4%)
143,938	CVS Corp.	4,449,124
98,719	Walgreen Co.	4,530,215
		8,979,339
	Electric Utilities (5.0%)
202,201	AES Corp. (The)*	4,456,510
103,410	Allegheny Energy, Inc.*	4,747,553
81,337	Ameren Corp.	4,370,237
108,819	American Electric Power Co., Inc.	4,633,513
279,219	CenterPoint Energy, Inc.	4,629,451
276,875	CMS Energy Corp.*	4,623,812
91,202	Consolidated Edison, Inc.	4,384,080
67,185	Constellation Energy Group, Inc.	4,627,031
54,258	Dominion Resources, Inc.	$4,548,991
94,792	DTE Energy Co.	4,588,881
137,923	Duke Energy Corp.	4,580,423
99,045	Edison International	4,504,567
49,873	Entergy Corp.	4,604,275
70,176	Exelon Corp.	4,343,193
75,123	FirstEnergy Corp.	4,529,917
84,060	FPL Group, Inc.	4,574,545
97,638	PG&E Corp.	4,621,207
91,815	Pinnacle West Capital Corp.	4,654,102
126,410	PPL Corp.	4,530,534
93,696	Progress Energy, Inc.	4,598,600
65,861	Public Service Enterprise Group	4,371,853
121,845	Southern Co. (The)	4,491,207
265,114	TECO Energy, Inc.	4,567,914
78,883	TXU Corp.	4,276,247
198,039	Xcel Energy, Inc.	4,566,779
		113,425,422
	Electrical Products (0.8%)
151,072	American Power Conversion Corp.	4,621,291
49,767	Cooper Industries Ltd. (Class A) (Bermuda)	4,500,430
104,025	Emerson Electric Co.	4,584,382
135,796	Molex Inc.	4,295,227
		18,001,330
	Electronic Components (0.7%)
160,916	Jabil Circuit, Inc.	3,950,488
103,340	SanDisk Corp.*	4,446,720
1,230,531	Sanmina-SCI Corp.*	4,245,332
1,303,560	Solectron Corp.*	4,197,463
		16,840,003
	Electronic Equipment/ Instruments (1.2%)
132,062	Agilent Technologies, Inc.*	4,602,361
250,885	JDS Uniphase Corp.*	4,179,744
70,695	Rockwell Automation, Inc.	4,318,051
310,160	Symbol Technologies, Inc.	4,633,790
158,994	Tektronix, Inc.	4,637,855
270,075	Xerox Corp.*	4,577,771
		26,949,572

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.8%)
244,014	Applied Materials, Inc.	$4,502,058
91,705	KLA-Tencor Corp.	4,562,324
134,409	Novellus Systems, Inc.*	4,626,358
292,714	Teradyne, Inc.*	4,379,001
		18,069,741
	Electronics/Appliance Stores (0.5%)
87,180	Best Buy Co., Inc.	4,288,384
189,598	Circuit City Stores – Circuit City Group	3,598,570
252,616	RadioShack Corp.	4,238,896
		12,125,850
	Electronics/Appliances (0.6%)
175,267	Eastman Kodak Co.	4,521,889
45,189	Harman International Industries, Inc.	4,514,833
53,384	Whirlpool Corp.	4,431,940
		13,468,662
	Engineering & Construction (0.2%)
52,411	Fluor Corp.	4,279,358
	Environmental Services (0.4%)
366,530	Allied Waste Industries, Inc.*	4,504,654
118,826	Waste Management, Inc.	4,369,232
		8,873,886
	Finance/Rental/Leasing (1.4%)
60,282	Capital One Financial Corp.	4,630,863
86,017	CIT Group, Inc.	4,797,168
110,724	Countrywide Financial Corp.	4,700,234
76,626	Fannie Mae	4,550,818
65,452	Freddie Mac	4,444,191
85,500	Ryder System, Inc.	4,365,630
89,234	SLM Corp.	4,351,942
		31,840,846
	Financial Conglomerates (1.2%)
74,923	American Express Co.	4,545,578
83,386	Citigroup, Inc.	4,644,600
90,952	JPMorgan Chase & Co.	4,392,982
76,296	Principal Financial Group, Inc.	4,478,575
53,670	Prudential Financial, Inc.	4,608,106
66,172	State Street Corp.	4,462,640
		27,132,481
	Financial Publishing/Services (0.6%)
112,149	Equifax, Inc.	$4,553,249
66,932	McGraw-Hill Companies, Inc. (The)	4,552,715
65,149	Moody’s Corp.	4,499,190
		13,605,154
	Food Distributors (0.2%)
124,723	SYSCO Corp.	4,584,817
	Food Retail (0.8%)
187,251	Kroger Co. (The)	4,319,881
135,672	Safeway Inc.	4,688,824
129,364	SUPERVALU, Inc.	4,624,763
89,543	Whole Foods Market, Inc.	4,202,253
		17,835,721
	Food: Major Diversified (1.2%)
112,762	Campbell Soup Co.	4,385,314
174,406	ConAgra Foods, Inc.	4,708,962
79,225	General Mills, Inc.	4,563,360
98,164	Heinz (H.J.) Co.	4,418,362
86,852	Kellogg Co.	4,347,811
272,224	Sara Lee Corp.	4,635,975
		27,059,784
	Food: Meat/Fish/Dairy (0.4%)
101,902	Dean Foods Co.*	4,308,417
264,147	Tyson Foods, Inc. (Class A)	4,345,218
		8,653,635
	Food: Specialty/Candy (0.6%)
86,103	Hershey Foods Co. (The)	4,287,929
114,116	McCormick & Co., Inc. (Non-Voting)	4,400,313
88,813	Wrigley (Wm.) Jr. Co.	4,593,408
		13,281,650
	Forest Products (0.2%)
64,205	Weyerhaeuser Co.	4,536,083
	Gas Distributors (1.4%)
652,299	Dynegy, Inc. (Class A)*	4,722,645
106,394	KeySpan Corp.	4,381,305
94,174	Nicor Inc.	4,407,343
189,662	NiSource, Inc.	4,570,854
101,399	Peoples Energy Corp.	4,519,353

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
49,949	Questar Corp.*	$4,148,264
81,379	Sempra Energy	4,560,479
		31,310,243
	Home Building (1.0%)
78,824	Centex Corp.	4,435,426
167,763	D.R. Horton, Inc.	4,444,042
89,351	KB Home	4,581,919
87,104	Lennar Corp. (Class A)	4,569,476
132,160	Pulte Homes, Inc.	4,377,139
		22,408,002
	Home Furnishings (0.4%)
185,986	Leggett & Platt, Inc.	4,445,065
149,625	Newell Rubbermaid, Inc.	4,331,644
		8,776,709
	Home Improvement Chains (0.6%)
110,128	Home Depot, Inc. (The)	4,422,740
139,860	Lowe’s Companies, Inc.	4,356,639
72,752	Sherwin-Williams Co.	4,625,572
		13,404,951
	Hospital/Nursing Management (0.6%)
215,027	Health Management Associates, Inc. (Class A)	4,539,220
93,171	Manor Care, Inc.	4,371,583
644,134	Tenet Healthcare Corp.*	4,489,614
		13,400,417
	Hotels/Resorts/Cruiselines (1.0%)
96,169	Carnival Corp (Panama) (Units)†	4,717,089
132,938	Hilton Hotels Corp.	4,639,536
100,550	Marriott International, Inc. (Class A)	4,798,246
70,313	Starwood Hotels & Resorts Worldwide, Inc.	4,394,563
141,146	Wyndham Worldwide Corp.*	4,519,495
		23,068,929
	Household/Personal Care (1.4%)
138,232	Avon Products, Inc.	4,567,185
68,942	Clorox Co. (The)	4,422,629
67,243	Colgate-Palmolive Co.	4,386,933
107,042	Estee Lauder Companies, Inc. (The) (Class A)	4,369,454
94,308	International Flavors & Fragrances, Inc.	$4,636,181
65,343	Kimberly-Clark Corp.	4,440,057
69,181	Procter & Gamble Co. (The)	4,446,263
		31,268,702
	Industrial Conglomerates (1.8%)
56,098	3M Co.	4,371,717
62,791	Danaher Corp.	4,548,580
118,847	General Electric Co. **	4,422,297
103,484	Honeywell International, Inc.	4,681,616
112,123	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,387,373
83,029	ITT Corp.	4,717,708
48,710	Textron, Inc.	4,567,537
152,217	Tyco International Ltd. (Bermuda)	4,627,397
70,344	United Technologies Corp.	4,397,907
		40,722,132
	Industrial Machinery (0.4%)
93,806	Illinois Tool Works Inc.	4,332,899
55,608	Parker Hannifin Corp.	4,275,143
		8,608,042
	Industrial Specialties (0.4%)
100,361	Ecolab Inc.	4,536,317
66,480	PPG Industries, Inc.	4,268,681
		8,804,998
	Information Technology Services (1.0%)
150,445	Citrix Systems, Inc.*	4,069,537
54,612	Cognizant Technology Solutions Corp. (Class A)*	4,213,862
167,572	Electronic Data Systems Corp.	4,616,609
48,460	International Business Machines Corp.	4,707,889
619,903	Unisys Corp.*	4,860,040
		22,467,937
	Insurance Brokers/Services (0.4%)
121,320	AON Corp.	4,287,449
147,467	Marsh & McLennan Companies, Inc.	4,521,338
		8,808,787

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil (1.0%)
61,267	Chevron Corp.	$4,504,963
63,464	ConocoPhillips	4,566,235
59,745	Exxon Mobil Corp.	4,578,259
88,388	Hess Corp.	4,381,393
86,936	Murphy Oil Corp.	4,420,696
		22,451,546
	Internet Retail (0.4%)
115,428	Amazon.com, Inc.*	4,554,789
114,400	IAC/InterActiveCorp*	4,251,104
		8,805,893
	Internet Software/Services (0.5%)
9,615	Google, Inc. (Class A)*	4,427,515
181,965	VeriSign, Inc.*	4,376,258
163,308	Yahoo!, Inc.*	4,170,886
		12,974,659
	Investment Banks/Brokers (1.8%)
84,352	Ameriprise Financial, Inc.	4,597,184
28,215	Bear Stearns Companies, Inc. (The)	4,592,838
8,665	Chicago Mercantile Exchange Holdings, Inc.	4,416,984
189,435	E*TRADE Group, Inc.*	4,247,133
23,110	Goldman Sachs Group, Inc. (The)	4,606,979
58,834	Lehman Brothers Holdings Inc.	4,596,112
50,440	Merrill Lynch & Co., Inc.	4,695,964
58,267	Morgan Stanley (Note 4)	4,744,682
238,918	Schwab (Charles) Corp. (The)	4,620,674
		41,118,550
	Investment Managers (1.2%)
131,764	Federated Investors, Inc. (Class B)	4,450,988
40,213	Franklin Resources, Inc.	4,430,266
214,957	Janus Capital Group, Inc.	4,640,922
45,732	Legg Mason, Inc.	4,346,827
108,742	Mellon Financial Corp.	4,583,475
98,719	Price (T.) Rowe Group, Inc.	4,320,931
		26,773,409
	Life/Health Insurance (1.2%)
97,600	AFLAC, Inc.	$4,489,600
129,740	Genworth Financial Inc. (Class A)	4,438,405
68,786	Lincoln National Corp.	4,567,390
75,235	MetLife, Inc.	4,439,617
68,448	Torchmark Corp.	4,364,244
218,557	UnumProvident Corp.	4,541,614
		26,840,870
	Major Banks (2.3%)
82,389	Bank of America Corp.	4,398,749
116,771	Bank of New York Co., Inc. (The)	4,597,274
99,479	BB&T Corp.	4,370,111
74,081	Comerica, Inc.	4,347,073
176,355	Huntington Bancshares, Inc.	4,188,431
116,033	KeyCorp	4,412,735
119,994	National City Corp.	4,386,981
59,744	PNC Financial Services Group	4,423,446
123,881	Regions Financial Corp.	4,633,149
53,196	SunTrust Banks, Inc.	4,492,402
77,043	Wachovia Corp.	4,387,599
123,226	Wells Fargo & Co.	4,381,917
		53,019,867
	Major Telecommunications (1.2%)
75,728	ALLTEL Corp.	4,580,029
129,509	AT&T Inc.	4,629,947
99,318	BellSouth Corp.	4,678,871
84,741	Embarq Corp.	4,453,987
235,217	Sprint Nextel Corp.	4,443,249
120,422	Verizon Communications, Inc.	4,484,515
		27,270,598
	Managed Health Care (1.4%)
104,141	Aetna, Inc.	4,496,808
87,336	Caremark Rx, Inc.	4,987,759
35,621	CIGNA Corp.	4,686,655
87,772	Coventry Health Care, Inc.*	4,392,989
79,713	Humana, Inc.*	4,408,926
87,702	UnitedHealth Group Inc.	4,712,228
56,956	WellPoint Inc.*	4,481,868
		32,167,233

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (1.0%)
144,366	CBS Corp. (Class B)	$4,501,332
134,644	Disney (Walt) Co. (The)	4,614,250
213,495	News Corp. (Class A)	4,585,873
213,217	Time Warner, Inc.	4,643,866
115,666	Viacom, Inc. (Class B)*	4,745,776
		23,091,097
	Medical Distributors (0.8%)
94,615	AmerisourceBergen Corp.	4,253,890
67,637	Cardinal Health, Inc.	4,357,852
85,834	McKesson Corp.	4,351,784
124,549	Patterson Companies, Inc.*	4,422,735
		17,386,261
	Medical Specialties (3.2%)
121,694	Applera Corp. – Applied Biosystems Group	4,464,953
55,104	Bard (C.R.), Inc.	4,571,979
84,660	Bausch & Lomb, Inc.	4,407,400
94,372	Baxter International, Inc.	4,377,917
60,990	Becton, Dickinson & Co.	4,278,448
109,959	Biomet, Inc.	4,538,008
269,674	Boston Scientific Corp.*	4,632,999
128,375	Hospira, Inc.*	4,310,833
85,051	Medtronic, Inc.	4,551,079
132,595	Pall Corp.	4,581,157
207,470	PerkinElmer, Inc.	4,612,058
116,991	St. Jude Medical, Inc.*	4,277,191
82,741	Stryker Corp.	4,559,857
101,145	Thermo Fisher Scientific, Inc.*	4,580,857
92,255	Waters Corp.*	4,517,727
60,009	Zimmer Holdings, Inc.*	4,703,505
		71,965,968
	Miscellaneous Commercial Services (0.4%)
106,894	Cintas Corp.	4,244,761
144,819	Sabre Holdings Corp. (Class A)	4,618,278
		8,863,039
	Miscellaneous Manufacturing (0.2%)
88,694	Dover Corp.	4,347,780
	Motor Vehicles (0.6%)
620,480	Ford Motor Co.	$4,659,805
150,137	General Motors Corp.	4,612,209
66,440	Harley-Davidson, Inc.	4,682,027
		13,954,041
	Multi-Line Insurance (0.8%)
64,107	American International Group, Inc.	4,593,908
48,045	Hartford Financial Services Group, Inc. (The)	4,483,079
109,689	Loews Corp.	4,548,803
71,893	SAFECO Corp.	4,496,907
		18,122,697
	Office Equipment/Supplies (0.4%)
68,500	Avery Dennison Corp.	4,653,205
94,811	Pitney Bowes, Inc.	4,379,320
		9,032,525
	Oil & Gas Pipelines (0.6%)
301,651	El Paso Corp.	4,609,227
41,660	Kinder Morgan, Inc.	4,405,545
170,102	Williams Companies, Inc. (The)	4,443,064
		13,457,836
	Oil & Gas Production (1.3%)
96,549	Anadarko Petroleum Corp.	4,201,812
65,598	Apache Corp.	4,362,923
141,027	Chesapeake Energy Corp.	4,096,834
64,244	Devon Energy Corp.	4,309,488
67,302	EOG Resources, Inc.	4,203,010
88,950	Occidental Petroleum Corp.	4,343,429
92,588	XTO Energy Inc.	4,356,265
		29,873,761
	Oil Refining/Marketing (0.6%)
48,359	Marathon Oil Corp.	4,473,208
66,085	Sunoco, Inc.	4,121,061
81,293	Valero Energy Corp.	4,158,950
		12,753,219
	Oilfield Services/Equipment (1.3%)
59,020	Baker Hughes Inc.	4,406,433
136,641	BJ Services Co.	4,006,314
140,660	Halliburton Co.	4,367,493

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
68,899	National-Oilwell Varco, Inc.*	$4,215,241
68,368	Schlumberger Ltd. (Netherlands Antilles)	4,318,123
104,913	Smith International, Inc.	4,308,777
99,382	Weatherford International Ltd. (Bermuda)*	4,153,174
		29,775,555
	Other Consumer Services (0.6%)
112,497	Apollo Group, Inc. (Class A)*	4,384,008
187,741	Block (H.&R.), Inc.	4,325,553
140,288	eBay Inc.*	4,218,460
		12,928,021
	Other Consumer Specialties (0.2%)
55,442	Fortune Brands, Inc.	4,734,192
	Other Metals/Minerals (0.2%)
37,700	Phelps Dodge Corp.	4,513,444
	Packaged Software (2.0%)
107,878	Adobe Systems, Inc.*	4,435,943
110,459	Autodesk, Inc.*	4,469,171
142,583	BMC Software, Inc.*	4,591,173
192,675	CA Inc.	4,364,089
536,707	Compuware Corp.*	4,470,769
139,416	Intuit Inc.*	4,253,582
152,974	Microsoft Corp.**	4,567,804
708,548	Novell, Inc.*	4,392,998
258,000	Oracle Corp.*	4,422,120
213,109	Symantec Corp.*	4,443,323
		44,410,972
	Personnel Services (0.4%)
97,741	Monster Worldwide, Inc.*	4,558,640
123,088	Robert Half International, Inc.	4,569,027
		9,127,667
	Pharmaceuticals: Generic Drugs (0.6%)
85,218	Barr Pharmaceuticals Inc.*	4,271,126
213,667	Mylan Laboratories, Inc.	4,264,793
166,528	Watson Pharmaceuticals, Inc.*	4,334,724
		12,870,643
	Pharmaceuticals: Major (1.6%)
90,633	Abbott Laboratories	$4,414,733
171,534	Bristol-Myers Squibb Co.	4,514,775
66,269	Johnson & Johnson	4,375,079
80,576	Lilly (Eli) & Co.	4,198,010
102,510	Merck & Co., Inc.	4,469,436
171,334	Pfizer, Inc.**	4,437,551
195,607	Schering-Plough Corp.	4,624,149
85,851	Wyeth	4,371,533
		35,405,266
	Pharmaceuticals: Other (0.6%)
37,205	Allergan, Inc.	4,454,927
85,301	Forest Laboratories, Inc.*	4,316,231
269,840	King Pharmaceuticals, Inc.*	4,295,853
		13,067,011
	Precious Metals (0.3%)
76,869	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,283,909
92,488	Newmont Mining Corp.	4,175,833
		8,459,742
	Property – Casualty Insurers (1.4%)
76,063	ACE Ltd. (Cayman Islands)	4,607,136
70,079	Allstate Corp. (The)	4,562,844
84,093	Chubb Corp. (The)	4,449,361
94,109	Cincinnati Financial Corp.	4,264,079
181,754	Progressive Corp. (The)	4,402,082
86,226	St. Paul Travelers Companies, Inc. (The)	4,629,474
62,159	XL Capital Ltd. (Class A) (Cayman Islands)	4,476,691
		31,391,667
	Publishing: Books/Magazines (0.2%)
82,015	Meredith Corp.	4,621,545
	Publishing: Newspapers (1.0%)
118,722	Dow Jones & Co., Inc.	4,511,436
74,392	Gannett Co., Inc.	4,497,740
180,189	New York Times Co. (The) (Class A)	4,389,404
89,857	Scripps (E.W.) Co. (Class A)	4,487,459
138,362	Tribune Co.	4,258,782
		22,144,821

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pulp & Paper (0.4%)
126,308	International Paper Co.	$4,307,103
151,817	MeadWestvaco Corp.	4,563,619
		8,870,722
	Railroads (0.8%)
58,484	Burlington Northern Santa Fe Corp.	4,316,704
129,179	CSX Corp.	4,447,633
90,324	Norfolk Southern Corp.	4,542,394
48,727	Union Pacific Corp.	4,483,859
		17,790,590
	Real Estate Development (0.4%)
133,364	CB Richard Ellis Group, Inc. (Class A)*	4,427,685
181,109	Realogy Corp.*	5,491,225
		9,918,910
	Real Estate Investment Trusts (2.2%)
78,662	Apartment Investment & Management Co. (Class A)	4,406,645
76,742	Archstone-Smith Trust	4,467,152
40,100	Boston Properties, Inc.	4,486,388
96,516	Equity Office Properties Trust	4,649,176
84,660	Equity Residential	4,296,495
100,075	Kimco Realty Corp.	4,498,371
119,644	Plum Creek Timber Co., Inc.	4,767,813
72,019	ProLogis	4,376,595
47,403	Public Storage, Inc.	4,621,793
45,950	Simon Property Group, Inc.	4,654,276
37,431	Vornado Realty Trust	4,547,867
		49,772,571
	Recreational Products (0.8%)
136,048	Brunswick Corp.	4,339,931
81,578	Electronic Arts Inc.*	4,108,268
170,984	Hasbro, Inc.	4,659,314
202,201	Mattel, Inc.	4,581,875
		17,689,388
	Regional Banks (1.9%)
120,093	Commerce Bancorp, Inc.	4,235,680
73,634	Compass Bancshares, Inc.	4,392,268
107,413	Fifth Third Bancorp	4,396,414
106,368	First Horizon National Corp.	4,444,055
35,976	M&T Bank Corp.	4,394,828
91,846	Marshall & Ilsley Corp	$4,418,711
74,031	Northern Trust Corp	4,492,941
144,888	Synovus Financial Corp	4,466,897
126,637	U.S. Bancorp	4,582,993
53,717	Zions Bancorporation	4,428,429
		44,253,216
	Restaurants (1.0%)
108,643	Darden Restaurants, Inc.	4,364,189
106,387	McDonald’s Corp.	4,716,136
120,631	Starbucks Corp.*	4,272,750
1	Tim Hortons, Inc. (Canada)	29
131,369	Wendy’s International, Inc.	4,347,000
78,703	Yum! Brands, Inc.	4,627,736
		22,327,840
	Savings Banks (0.4%)
180,120	Sovereign Bancorp, Inc.	4,573,247
97,126	Washington Mutual, Inc.	4,418,262
		8,991,509
	Semiconductors (2.6%)
198,598	Advanced Micro Devices, Inc.*	4,041,469
219,540	Altera Corp.*	4,320,547
134,796	Analog Devices, Inc.	4,430,744
137,490	Broadcom Corp. (Class A)*	4,442,302
215,643	Intel Corp.**	4,366,771
139,904	Linear Technology Corp.	4,241,889
480,961	LSI Logic Corp.*	4,328,649
142,306	Maxim Integrated Products, Inc.	4,357,410
320,657	Micron Technology, Inc.*	4,476,372
187,976	National Semiconductor Corp.	4,267,055
123,154	NVIDIA Corp.*	4,557,930
610,368	PMC – Sierra, Inc.*	4,095,569
148,062	Texas Instruments Inc.	4,264,186
182,293	Xilinx, Inc.	4,340,396
		60,531,289
	Services to the Health Industry (1.0%)
63,982	Express Scripts, Inc.*	4,581,111
158,306	IMS Health Inc.	4,350,249
63,053	Laboratory Corp. of America Holdings*	4,632,504

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
84,383	Medco Health Solutions, Inc.*	$4,509,428
84,060	Quest Diagnostics Inc.	4,455,180
		22,528,472
	Specialty Insurance (0.6%)
49,883	Ambac Financial Group, Inc.	4,443,079
63,578	MBIA Inc.	4,645,009
70,707	MGIC Investment Corp.	4,422,016
		13,510,104
	Specialty Stores (1.4%)
210,292	AutoNation, Inc.*	4,483,425
39,476	AutoZone, Inc.*	4,561,847
112,923	Bed Bath & Beyond Inc.*	4,302,366
109,089	Office Depot, Inc.*	4,163,927
90,697	OfficeMax Inc.	4,503,106
168,318	Staples, Inc.	4,494,091
119,521	Tiffany & Co.	4,690,004
		31,198,766
	Specialty Telecommunications (0.8%)
106,878	CenturyTel, Inc.	4,666,293
310,934	Citizens Communications Co.	4,468,122
552,578	Qwest Communications International, Inc.*	4,625,078
315,561	Windstream Corp.	4,487,277
		18,246,770
	Steel (0.6%)
52,202	Allegheny Technologies, Inc.	4,733,677
77,906	Nucor Corp.	4,258,342
61,544	United States Steel Corp.	4,501,328
		13,493,347
	Telecommunication Equipment (1.3%)
295,030	ADC Telecommunications, Inc.*	4,286,786
157,330	Ciena Corp.	4,359,614
209,890	Comverse Technology, Inc.*	4,430,778
225,397	Corning, Inc.*	4,217,178
212,120	Motorola, Inc.	4,361,187
110,931	QUALCOMM, Inc.	4,192,082
415,610	Tellabs, Inc.*	4,264,159
		30,111,784
	Tobacco (0.6%)
51,555	Altria Group, Inc.	$4,424,450
68,119	Reynolds American, Inc.	4,459,751
78,036	UST, Inc	4,541,695
		13,425,896
	Tools/Hardware (0.6%)
56,133	Black & Decker Corp.	4,488,956
94,402	Snap-On, Inc.	4,497,311
88,586	Stanley Works (The)	4,454,990
		13,441,257
	Trucks/Construction/Farm Machinery (1.0%)
71,061	Caterpillar Inc.	4,358,171
37,442	Cummins Inc.	4,424,896
48,318	Deere & Co.	4,593,592
70,293	PACCAR, Inc.	4,562,016
71,300	Terex Corp.*	4,604,554
		22,543,229
	Wholesale Distributors (0.4%)
97,265	Genuine Parts Co.	4,613,279
61,873	Grainger (W.W.), Inc.	4,327,398
		8,940,677
	Total Common Stocks (Cost $1,249,292,025)	2,228,030,912

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.6%)
Repurchase Agreement
$35,731	Joint repurchase agreement account 5.265% due 01/02/07 (dated 12/29/06; proceeds $35,751,903) (b) (Cost $35,731,000)	35,731,000

Total Investments (Cost $1,285,023,025) (c) (d)	99.7%	2,263,761,912
Other Assets in Excess of Liabilities	0.3	6,534,572
Net Assets	100.0%	$2,270,296,484

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2006 (unaudited) continued

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,138,500.
†	Consist of one or more class of securities traded as a unit; stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $31,094,375 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $999,124,602 and the aggregate gross unrealized depreciation is $20,385,715, resulting in net unrealized appreciation of $978,738,887.

Futures Contracts Open at December 31 2006:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ DEPRECIATION
41	Long	S&P Midcap 400 Index March 2007	$16,631,650	$(273,808)
36	Long	S&P 500 Index March 2007	12,855,600	13,833
30	Long	S&P Midcap 400 Mini Index March 2007	2,433,900	(52,060)
Total Unrealized Depreciation				$(312,035)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Summary of Investments December 31, 2006 (unaudited)

SECTOR	VALUE	PERCENT OF NET ASSETS
Finance	$391,495,484	17.2%
Electronic Technology	243,626,560	10.7
Health Technology	163,771,859	7.2
Retail Trade	158,663,505	7.0
Consumer Non-Durables	152,025,274	6.7
Utilities	144,735,665	6.4
Consumer Services	135,740,572	6.0
Producer Manufacturing	121,352,579	5.3
Technology Services	119,844,622	5.3
Consumer Durables	99,521,081	4.4
Process Industries	90,047,104	4.0
Industrial Services	73,387,394	3.2
Energy Minerals	73,349,306	3.2
Health Services	68,096,122	3.0
Communications	45,517,368	2.0
Commercial Services	45,504,415	2.0
Non-Energy Minerals	39,929,836	1.8
Repurchase Agreement	35,731,000	1.6
Distribution Services	30,911,755	1.4
Transportation	30,510,411	1.3
	$2,263,761,912*	99.7%

*	Does not include open long futures contracts with an underlying face amount of $31,921,150 with a total unrealized depreciation of $312,035.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $1,283,680,071)	$2,259,017,230
Investments in affiliates (cost $1,342,954)	4,744,682
Cash	571
Receivable for:
Shares of beneficial interest sold	10,361,428
Investments sold	4,377,502
Dividends	3,013,904
Interest	15,677
Prepaid expenses and other assets	178,112
Total Assets	2,281,709,106
Liabilities:
Payable for:
Shares of beneficial interest redeemed	9,557,855
Distribution fee	880,105
Investment advisory fee	227,252
Variation margin	177,850
Administration fee	154,624
Transfer agent fee	143,759
Accrued expenses and other payables	271,177
Total Liabilities	11,412,622
Net Assets	$2,270,296,484
Composition of Net Assets:
Paid-in-capital	$1,255,437,216
Net unrealized appreciation	978,426,852
Accumulated undistributed net investment income	1,883,108
Accumulated undistributed net realized gain	34,549,308
Net Assets	$2,270,296,484
Class A Shares:
Net Assets	$968,139,874
Shares Outstanding (unlimited authorized, $.01 par value)	23,151,661
Net Asset Value Per Share	$41.82
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$44.14
Class B Shares:
Net Assets	$674,460,949
Shares Outstanding (unlimited authorized, $.01 par value)	16,263,271
Net Asset Value Per Share	$41.47
Class C Shares:
Net Assets	$112,208,901
Shares Outstanding (unlimited authorized, $.01 par value)	2,753,944
Net Asset Value Per Share	$40.74
Class D Shares:
Net Assets	$515,486,760
Shares Outstanding (unlimited authorized, $.01 par value)	12,263,449
Net Asset Value Per Share	$42.03

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the six months ended December 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends	$17,781,831
Dividends from affiliates	36,344
Interest	856,390
Total Income	18,674,565
Expenses
Distribution fee (Class A shares)	1,121,972
Distribution fee (Class B shares)	3,361,468
Distribution fee (Class C shares)	533,582
Transfer agent fees and expenses	1,470,608
Investment advisory fee	1,288,806
Administration fee	869,732
Shareholder reports and notices	234,951
Custodian fees	60,356
Registration fees	52,174
Trustees’ fees and expenses	20,679
Professional fees	17,631
Other	173,363
Total Expenses	9,205,322
Less: expense offset	(11,145)
Net Expenses	9,194,177
Net Investment Income	9,480,388
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	60,484,272
Investments with affiliates	263,785
Futures contracts	2,969,082
Capital gain distribution received	21,118
Net Realized Gain	63,738,257
Net Change in Unrealized Appreciation/Depreciation on:
Investments	147,726,977
Investments with affiliates	1,389,068
Futures contracts	(1,112,064)
Net Appreciation	148,003,981
Net Gain	211,742,238
Net Increase	$221,222,626

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED JUNE 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,480,388	$16,094,238
Net realized gain	63,738,257	117,640,541
Net change in unrealized appreciation	148,003,981	87,109,631
Net Increase	221,222,626	220,844,410
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(8,619,668)	(7,136,306)
Class B shares	(812,481)	—
Class C shares	(302,571)	(176,707)
Class D shares	(5,765,287)	(5,186,984)
Net realized gain
Class A shares	(48,491,021)	(26,783,725)
Class B shares	(35,064,685)	(25,859,136)
Class C shares	(5,832,436)	(3,454,916)
Class D shares	(26,007,975)	(16,342,081)
Total Dividends and Distributions	(130,896,124)	(84,939,855)
Net increase (decrease) from transactions in shares of beneficial interest	44,617,884	(48,850,926)
Net Increase	134,944,386	87,053,629
Net Assets:
Beginning of period	2,135,352,098	2,048,298,469
End of Period (Including accumulated undistributed net investment income of $1,883,108 and $7,902,727, respectively)	$2,270,296,484	$2,135,352,098

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited)

1.  Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.  Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.  Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.  Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.  Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.  Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.  Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited) continued

G.  Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.  Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.  Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.  Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $42,185,932 at December 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited) continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $434, $468,690 and $5,913, respectively and received $274,886 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.  Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2006 aggregated $163,057,601 and $242,425,041, respectively. Included in the aforementioned are sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor of $1,112,511, including realized gains of $263,785.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2006 included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,611. At December 31, 2006, the Fund had an accrued pension liability of $75,344 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited) continued

5.  Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED JUNE 30, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,990,733	$83,783,336	2,688,770	$106,515,636
Conversion from Class B	880,616	36,472,070	2,343,137	92,947,322
Reinvestment of dividends and distributions	1,205,382	50,855,058	760,364	29,768,273
Redeemed	(2,168,226)	(89,877,576)	(3,957,110)	(156,807,113)
Net increase – Class A	1,908,505	81,232,888	1,835,161	72,424,118
CLASS B SHARES
Sold	929,319	38,539,286	2,370,177	92,507,291
Conversion to Class A	(891,761)	(36,472,070)	(2,370,974)	(92,947,322)
Reinvestment of dividends and distributions	776,946	32,515,212	595,651	23,141,059
Redeemed	(1,592,524)	(65,111,846)	(4,238,573)	(165,874,473)
Net decrease – Class B	(778,020)	(30,529,418)	(3,643,719)	(143,173,445)
CLASS C SHARES
Sold	207,681	8,407,055	541,752	20,932,763
Reinvestment of dividends and distributions	140,710	5,785,995	89,650	3,428,205
Redeemed	(206,763)	(8,359,466)	(546,981)	(21,093,935)
Net increase – Class C	141,628	5,833,584	84,421	3,267,033
CLASS D SHARES
Sold	1,370,833	56,802,520	3,247,511	129,522,604
Reinvestment of dividends and distributions	661,242	28,036,627	472,263	18,574,090
Redeemed	(2,393,097)	(96,758,317)	(3,245,631)	(129,465,326)
Net increase (decrease) – Class D	(361,022)	(11,919,170)	474,143	18,631,368
Net increase (decrease) in Fund	911,091	$44,617,884	(1,249,994)	$(48,850,926)

6.  Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2006 (unaudited) continued

7.  Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts (‘‘REITs’’) held by the Fund.

8.  Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures (‘‘futures contracts’’) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its annual report on June 30, 2007. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights (unaudited)

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED JUNE 30,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.04		$37.58	$34.88	$29.36	$29.59	$32.08
Income (loss) from investment operations:
Net investment income‡	0.23		0.39	0.33	0.22	0.23	0.23
Net realized and unrealized gain (loss)	4.19		3.79	3.17	7.54	(0.34)	(2.32)
Total income (loss) from investment operations	4.42		4.18	3.50	7.76	(0.11)	(2.09)
Less dividends and distributions from:
Net investment income	(0.40)		(0.36)	(0.18)	(0.12)	(0.11)	(0.36)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)	(0.04)
Total dividends and distributions	(2.64)		(1.72)	(0.80)	(2.24)	(0.12)	(0.40)
Net asset value, end of period	$41.82		$40.04	$37.58	$34.88	$29.36	$29.59
Total Return†	10.97	% (1)	11.22%	10.07%	27.26%	(0.32)%	(6.53)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.64	% (2)	0.63%	0.70%	0.86%	0.89%	0.85%
Net investment income	1.08	% (2)	0.98%	0.91%	0.66%	0.88%	0.73%
Supplemental Data:
Net assets, end of period, in thousands	$968,140		$850,678	$729,440	$64,890	$27,491	$19,625
Portfolio turnover rate	8	% (1)	16%	14%	11%	25%	9%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED JUNE 30,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$39.57		$37.10	$34.52	$29.20	$29.54	$31.91
Income (loss) from investment operations:
Net investment income (loss)‡	0.07		0.09	0.06	(0.04)	0.03	(0.01)
Net realized and unrealized gain (loss)	4.12		3.74	3.14	7.49	(0.35)	(2.30)
Total income (loss) from investment operations	4.19		3.83	3.20	7.45	(0.32)	(2.31)
Less dividends and distributions from:
Net investment income	(0.05)		0.00	0.00	(0.01)	(0.01)	(0.02)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)	(0.04)
Total dividends and distributions	(2.29)		(1.36)	(0.62)	(2.13)	(0.02)	(0.06)
Net asset value, end of period	$41.47		$39.57	$37.10	$34.52	$29.20	$29.54
Total Return†	10.53	% (1)	10.38%	9.29%	26.29%	(1.08)%	(7.23)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.39	% (2)	1.38%	1.45%	1.63%	1.65%	1.60%
Net investment income (loss)	0.33	% (2)	0.23%	0.16%	(0.11)%	0.12%	(0.02)%
Supplemental Data:
Net assets, end of period, in thousands	$674,461		$674,371	$767,445	$1,279,687	$928,148	$1,037,039
Portfolio turnover rate	8	% (1)	16%	14%	11%	25%	9%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED JUNE 30,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$38.97		$36.60	$34.07	$28.87	$29.22	$31.76
Income (loss) from investment operations:
Net investment income (loss)‡	0.07		0.11	0.06	(0.03)	0.03	(0.01)
Net realized and unrealized gain (loss)	4.06		3.69	3.09	7.40	(0.35)	(2.28)
Total income (loss) from investment operations	4.13		3.80	3.15	7.37	(0.32)	(2.29)
Less dividends and distributions from:
Net investment income	(0.12)		(0.07)	0.00	(0.05)	(0.02)	(0.21)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)	(0.04)
Total dividends and distributions	(2.36)		(1.43)	(0.62)	(2.17)	(0.03)	(0.25)
Net asset value, end of period	$40.74		$38.97	$36.60	$34.07	$28.87	$29.22
Total Return†	10.55	% (1)	10.44%	9.26%	26.31%	(1.09)%	(7.23)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.39	% (2)	1.33%	1.45%	1.63%	1.65%	1.60%
Net investment income (loss)	0.33	% (2)	0.28%	0.16%	(0.11)%	0.12%	(0.02)%
Supplemental Data:
Net assets, end of period, in thousands	$112,209		$101,809	$92,529	$68,101	$30,809	$23,962
Portfolio turnover rate	8	%(1)	16%	14%	11%	25%	9%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights (unaudited) continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED JUNE 30,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.28		$37.77	$35.04	$29.44	$29.63	$32.19
Income (loss) from investment operations:
Net investment income‡	0.28		0.49	0.42	0.30	0.30	0.30
Net realized and unrealized gain (loss)	4.21		3.81	3.20	7.56	(0.34)	(2.33)
Total income (loss) from investment operations	4.49		4.30	3.62	7.86	(0.04)	(2.03)
Less dividends and distributions from:
Net investment income	(0.50)		(0.43)	(0.27)	(0.14)	(0.14)	(0.49)
Net realized gain	(2.24)		(1.36)	(0.62)	(2.12)	(0.01)	(0.04)
Total dividends and distributions	(2.74)		(1.79)	(0.89)	(2.26)	(0.15)	(0.53)
Net asset value, end of period	$42.03		$40.28	$37.77	$35.04	$29.44	$29.63
Total Return†	11.10	% (1)	11.49%	10.38%	27.55%	(0.09)%	(6.28)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.39	% (2)	0.38%	0.45%	0.63%	0.65%	0.60%
Net investment income	1.33	% (2)	1.23%	1.16%	0.89%	1.12%	0.98%
Supplemental Data:
Net assets, end of period, in thousands	$515,487		$508,494	$458,885	$295,414	$152,558	$98,886
Portfolio turnover rate	8	% (1)	16%	14%	11%	25%	9%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, and later adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1)   Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	27,998,012	1,039,556	0	0
Kathleen A. Dennis	28,003,681	1,033,887	0	0
James F. Higgins	27,992,089	1,045,479	0	0
Joseph J. Kearns	27,997,117	1,040,451	0	0
Michael F. Klein	28,004,714	1,032,854	0	0
W. Allen Reed	27,986,477	1,051,091	0	0
Fergus Reid	27,967,392	1,070,176	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2)   Elimination of certain fundamental investment restrictions:

	FOR	AGAINST	ABSTAIN	BNV*
Elimination of the fundamental policy restricting the fund’s ability to pledge assets	24,473,489	1,118,835	930,563	2,514,681
Elimination of the fundamental policy restricting purchases of securities on margin	24,426,188	1,156,066	940,633	2,514,681
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	24,549,741	1,018,912	954,234	2,514,681
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	24,459,272	1,118,227	945,388	2,514,681
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	24,515,680	1,077,917	929,290	2,514,681
Elimination of the fundamental policy regarding investments in unseasoned companies	24,428,745	1,142,837	951,305	2,514,681

Morgan Stanley Equally-Weighted S&P 500 Fund

Results of Special Shareholder Meeting  (unaudited) continued

(3)   Modify certain fundamental investment restrictions:

	FOR	AGAINST	ABSTAIN	BNV*
Modify fundamental policy regarding diversification	24,627,712	967,789	927,386	2,514,681
Modify fundamental policy regarding borrowing money	24,423,011	1,140,681	959,195	2,514,681
Modify fundamental policy regarding loans	24,454,769	1,120,467	947,651	2,514,681
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	24,456,541	1,107,394	958,952	2,514,681
Modify fundamental policy regarding issuance of senior securities	24,545,048	1,024,058	953,781	2,514,681

(4)   Reclassify certain fundamental policies as non-fundamental policies:

	FOR	AGAINST	ABSTAIN	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	24,445,609	1,124,419	952,859	2,514,681
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	24,531,706	1,031,593	959,588	2,514,681
Reclassification as non-fundamental the fundamental policy prohibiting or limiting investments in illiquid or restricted securities	24,451,746	1,094,168	976,973	2,514,681

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

VADSAR-RAO7-00163P-y12/06	MORGAN STANLEY FUNDS
Morgan Stanley Equally-Weighted S&P 500 Fund Semiannual Report December 31, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley
     Equally-Weighted S&P 500 Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley
     Equally-Weighted S&P 500 Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                           /s/ Ronald E. Robison
                                                 ---------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Index Fund and will be retained by Morgan Stanley Equally-Weighted S&P 500 Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                           /s/ Francis Smith
                                                 ------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Index Fund and will be retained by Morgan Stanley Equally-Weighted S&P 500 Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9